Provisions - Schedule of funding status of the defined benefit obligations, United Kingdom (Details) - United Kingdom - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 8,164	€ 8,898	€ 9,451
Fair value of plan assets	8,740	9,400	10,208
Provisions - Provisions for pensions	(576)	(502)	(757)
Internal provisions for pensions	25	28	76
Net assets for pensions	€ (601)	€ (530)	€ (833)